Tax (Tables)	12 Months Ended
Dec. 31, 2019
9. Tax
Tax charge
	2019	2018	2017
	£m	£m	£m
Current tax charge/(credit)
Current year[a]	1,037	689	594
Adjustments in respect of prior years	(45)	(214)	55
	992	475	649
Deferred tax charge/(credit)
Current year	86	442	1,507
Adjustments in respect of prior years	(75)	(6)	(90)
	11	436	1,417
Tax charge	1,003	911	2,066

Note

a From 2019, due to an IAS 12 update, the tax relief on payments in relation to AT1 instruments has been recognised in the tax charge of the income statement, whereas it was previously recorded in retained earnings. Comparatives have been restated, reducing the tax charge for 2018 by £211m and 2017 by £174m. Further detail can be found in Note 1.

Reconciliation between the actual tax charge and the corporate tax rate

The table below shows the reconciliation between the actual tax charge and the tax charge that would result from applying the standard UK corporation tax rate to the Barclays Group’s profit before tax.

	2019	2019	2018	2018	2017	2017
	£m	%	£m	%	£m	%
Profit before tax	4,357		3,494		3,541
Tax charge based on the standard UK corporation tax rate of 19% (2018: 19%; 2017: 19.25%)	828	19.0%	664	19.0%	682	19.3%
Impact of profits/losses earned in territories with different statutory rates to the UK (weighted average tax rate is 24.2% (2018: 21.9%; 2017: 29.4%))	227	5.2%	100	2.9%	356	10.1%

Recurring items:
Non-creditable taxes including withholding taxes	150	3.4%	156	4.5%	191	5.4%
Non-deductible expenses	45	1.0%	81	2.3%	90	2.5%
Impact of UK bank levy being non-deductible	43	1.0%	51	1.5%	70	2.0%
Banking surcharge and other items[a]	57	1.3%	104	2.9%	77	2.2%
Impact of Barclays Bank PLC's overseas branches being taxed both locally and in the UK	15	0.3%	16	0.5%	(61)	(1.7%)
Tax adjustments in respect of share-based payments	(6)	(0.1%)	17	0.5%	5	0.1%
Changes in recognition of deferred tax and effect of unrecognised tax losses	(82)	(1.9%)	(104)	(3.0%)	(71)	(2.0%)
Adjustments in respect of prior years	(120)	(2.7%)	(220)	(6.3%)	(35)	(1.0%)
AT1 tax credit[a]	(157)	(3.6%)	(148)	(4.3%)	(123)	(3.5%)
Non-taxable gains and income	(260)	(6.0%)	(245)	(7.0%)	(178)	(5.0%)

Non-recurring items:
Remeasurement of US deferred tax assets due to US tax rate reduction	-	-	-	-	1,177	33.2%
Impact of the UK branch exemption election on US branch deferred tax assets	-	-	-	-	(276)	(7.8%)
Non-deductible provisions for UK customer redress	263	6.1%	93	2.7%	129	3.6%
Non-deductible provisions for investigations and litigation	-	-	346	9.9%	72	2.0%
Non-taxable gains and income on divestments	-	-	-	-	(39)	(1.1%)
Total tax charge	1,003	23.0%	911	26.1%	2,066	58.3%

Note

a From 2019, due to an IAS 12 update, the tax relief on payments in relation to AT1 instruments has been recognised in the tax charge of the income statement, whereas it was previously recorded in retained earnings. The tax charge for the current period has been reduced by £222m (relief at the standard UK corporation tax rate is £157m and the relief at the banking surcharge rate is £65m). Comparatives have been restated, reducing the tax charge for 2018 by £211m and 2017 by £174m (relief at the standard UK corporation tax rate is £148m (2018) and £123m (2017) and the relief at the banking surcharge rate is £63m (2018) and £51m (2017)). Further detail can be found in Note 1.

Current tax assets and liabilities

Movements on current tax assets and liabilities were as follows:

	2019	2018
	£m	£m
Assets	798	482
Liabilities	(628)	(586)
As at 1 January	170	(104)
Income statement[a]	(992)	(475)
Other comprehensive income and reserves[a]	423	110
Corporate income tax paid	228	548
Other movements	270	91
	99	170
Assets	412	798
Liabilities	(313)	(628)
As at 31 December	99	170

Note

a Due to the IAS 12 update impacting AT1 tax credits, the 2018 comparative has been restated to reflect the £211m tax credit in the income statement, whereas it was previously recorded in retained earnings. Further detail can be found in Note 1.

Deferred tax assets and liabilities

The deferred tax amounts on the balance sheet were as follows:

	2019	2018
	£m	£m
Intermediate Holding Company ('IHC Tax Group')	1,037	1,454
US Branch Tax Group	1,015	1,087
UK Tax Group	818	861
Other	420	426
Deferred tax asset	3,290	3,828
Deferred tax liability	(23)	(51)
Net deferred tax	3,267	3,777

Movements on deferred tax assets and liabilities during the year before offsetting

The table below shows movements on deferred tax assets and liabilities during the year. The amounts are different from those disclosed on the balance sheet and in the preceding table as they are presented before offsetting asset and liability balances where there is a legal right to set-off and an intention to settle on a net basis.

	Fixed assettimingdifferences	Fair value through other comprehensive income	Cash flowhedges	Retirementbenefitobligations	Loanimpairmentallowance	Otherprovisions	Tax lossescarriedforward	Share-basedpayments and deferred compensation	Other	Total
	£m	£m	£m	£m	£m	£m	£m	£m	£m	£m
Assets	1,292	180	39	46	601	112	529	359	1,377	4,535
Liabilities	(16)	(35)	(10)	(435)	-	-	-	-	(262)	(758)
At 1 January 2019	1,276	145	29	(389)	601	112	529	359	1,115	3,777
Income statement	51	-	-	(4)	(49)	23	18	(19)	(31)	(11)
Other comprehensive income and reserves	-	(42)	(210)	(205)	(40)	2	-	9	72	(414)
Other movements	(20)	(2)	-	(4)	(11)	(9)	(24)	(5)	(10)	(85)
	1,307	101	(181)	(602)	501	128	523	344	1,146	3,267
Assets	1,338	119	-	38	501	128	523	344	1,458	4,449
Liabilities	(31)	(18)	(181)	(640)	-	-	-	-	(312)	(1,182)
At 31 December 2019	1,307	101	(181)	(602)	501	128	523	344	1,146	3,267

Assets[a]	1,266	200	1	52	735	157	596	384	1,362	4,753
Liabilities	(28)	(161)	(76)	(218)	-	-	-	-	(230)	(713)
At 1 January 2018[a]	1,238	39	(75)	(166)	735	157	596	384	1,132	4,040
Income statement	(14)	(8)	7	(120)	(84)	(62)	(103)	(26)	(26)	(436)
Other comprehensive income and reserves	-	108	96	(98)	(48)	8	1	(13)	(7)	47
Other movements	52	6	1	(5)	(2)	9	35	14	16	126
	1,276	145	29	(389)	601	112	529	359	1,115	3,777
Assets	1,292	180	39	46	601	112	529	359	1,377	4,535
Liabilities	(16)	(35)	(10)	(435)	-	-	-	-	(262)	(758)
At 31 December 2018	1,276	145	29	(389)	601	112	529	359	1,115	3,777

Note

a Following the adoption of IFRS 9 and IFRS 15 on 1 January 2018, additional deferred tax assets of £627m were recognised.